Summary of Significant Accounting Policies (Details)	6 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Apr. 02, 2019 USD ($)	Aug. 10, 2015	Jun. 26, 2015
Summary of Significant Accounting Policies (Details) [Line Items]
Option exercise price (in Dollars)	$ 1,500,000
Impairment of long-lived assets recognized (in Dollars)
Operating lease right-of-use assets (in Dollars)			$ 160,552
Operating lease right-of-use assets and liabilities (in Dollars)			$ 147,172
Advertising expenses (in Dollars)	$ 3,565,166	$ 0
Number of reportable segments	3
Sweet Lollipop [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage					100.00%
Long Yun Hk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage	100.00%			100.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cost method investments, ownership percentage	0.00%
Equity method investment, ownership percentage	20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cost method investments, ownership percentage	20.00%
Equity method investment, ownership percentage	50.00%